CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Jul. 01, 2014 $ / shares	Feb. 23, 2012 $ / shares shares
Short-term bank loans		$ 16,981	¥ 110,000,000		¥ 20,000,000
Deferred revenue		11,041	71,524,000		41,411,000
Accounts payable		32,731	212,023,000		182,663,000
Income tax payable		5,703	36,941,000		5,781,000
Accruals and other current liabilities		10,529	68,202,000		47,286,000
Amount due to related parties		2,161	14,000,000		¥ 18,706,000
Deferred government subsidies		$ 1,502	¥ 9,730,000
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000		500,000,000		500,000,000
Ordinary shares, shares issued		185,912,753	185,912,753		173,912,753
Ordinary shares, shares outstanding		181,218,545	181,218,545		173,912,753
Treasury stock, shares		4,694,208	4,694,208
Series A convertible redeemable preferred shares [Member]
Mezzanine equity, shares issued		6,750,000	6,750,000
Mezzanine equity, shares outstanding		6,750,000	6,750,000
Series A-1 convertible redeemable preferred shares [Member]
Mezzanine equity, shares issued		19,717,880	19,717,880
Mezzanine equity, shares outstanding		19,717,880	19,717,880
Series B convertible redeemable preferred shares [Member]
Mezzanine equity, shares issued	[1]	25,000,000	25,000,000
Mezzanine equity, shares outstanding	[1]	25,000,000	25,000,000
Series B-1 Preferred Stock [Member]
Mezzanine equity, shares issued		11,111,100	11,111,100
Mezzanine equity, shares outstanding		11,111,100	11,111,100
Series C Preferred Stock [Member]
Mezzanine equity, shares issued		27,948,320	27,948,320
Mezzanine equity, shares outstanding		27,948,320	27,948,320
VIEs [Member]
Short-term bank loans | ¥			¥ 110,000,000		¥ 20,000,000
Deferred revenue | ¥			68,044,000		41,411,000
Accounts payable | ¥			127,367,000		¥ 163,072,000
Income tax payable | ¥			29,685,000
Accruals and other current liabilities | ¥			64,367,000		¥ 40,897,000
Amount due to related parties | ¥			¥ 14,000,000		¥ 10,000,000

[1]	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date.